Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related-Party Transactions
Schedule of transactions with key management personnel

	Year ended
	December 31,
(in thousands of euros)	2020	2021	2022
Short-term benefits	1,669	1,517	1,897
Post-employment benefits	77	92	(14)
Other long-term benefits	—	—	—
End-of-contract indemnities	—	—	—
Share-based payment	259	907	1,077
Net total	2,005	2,516	2,960